Lease liabilities (non-current and current) - Summary of non-current and current portion of the lease liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Non-current portion of the lease liabilities	€ 43,137	€ 46,053
Current portion of the lease liabilities	10,456	11,314
Lease liabilities recognised as at January 1, 2019	€ 53,593	€ 57,367	€ 56,758	€ 56,758